Lease obligations (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Schedule of lease obligations
$
Balance as at January 1, 2019	183,424
Add: Interest Expense	11,480
Less: Lease Payments	(42,285)
Balance – December 31, 2019	152,619
Add: Interest Expense	10,367
Less: Lease Payments	(39,993)
Effects of foreign exchange	2,969
Balance – December 31, 2020	125,962

Current	46,842
Non-current	79,120
Balance – December 31, 2020	125,962

Schedule of maturity analysis of operating lease payments
$

Less than one year	46,842
One to two years	47,088
Two to three years	47,088
Thereafter	—

Total undiscounted lease payments payable	141,018
Less: impact of present value	(15,056)

Balance as at December 31, 2020	125,962